Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 25, 2018	Jan. 26, 2017	Jan. 27, 2016	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Dividends Declared [Line Items]
Dividend per share (in dollars per share)		$ 10	$ 10	$ 10.00	$ 10	$ 10
Total cash payment		$ 237.4	$ 227.8	$ 283.2	$ 304.9	$ 269.0
Subsequent event
Dividends Declared [Line Items]
Dividend per share (in dollars per share)	$ 10
Total cash payment	$ 283.2